Offerings	Nov. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.150% Notes due 2028
Amount Registered | shares	728,175,500
Maximum Aggregate Offering Price	$ 727,447,324.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 63,287.92
Offering Note	The U.S. dollar amount to be registered is based on the Euro to U.S. dollar exchange rate of 1 Euro to 1.12027 U.S. dollars, which is the exchange rate as of noon, New York City time on November 2, 2026 on the Bloomberg page "BFIX."
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2033
Amount Registered | shares	784,189,000
Maximum Aggregate Offering Price	$ 783,279,340.76
Fee Rate	0.0087%
Amount of Registration Fee	$ 68,145.30
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Notes due 2035
Amount Registered | shares	560,135,000
Maximum Aggregate Offering Price	$ 558,000,885.65
Fee Rate	0.0087%
Amount of Registration Fee	$ 48,546.08
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Notes due 2038
Amount Registered | shares	728,175,500
Maximum Aggregate Offering Price	$ 724,913,273.76
Fee Rate	0.0087%
Amount of Registration Fee	$ 63,067.45
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Equinix, Inc.
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Equinix, Inc. will fully and unconditionally guarantee the notes issued by Equinix Europe 2 Financing Corporation LLC. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.